Summary of Significant Accounting Policies - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details) (10-K)	3 Months Ended			12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
North America [Member]
Concentration Risk, Percentage	100.00%		82.00%	87.00%	76.00%
Asia Pacific [Member]
Concentration Risk, Percentage				2.00%	9.00%
Europe [Member]
Concentration Risk, Percentage	0.00%	[1]	17.00%	11.00%	15.00%
Customer A [Member]
Concentration Risk, Percentage	14.00%		11.00%	0.00%	14.00%

[1]	Region did not represent greater than 10% of total net revenue.